Supplement dated September 18, 2024
to the Prospectus of Ameriprise Certificates
(April 24, 2024) S-6000 AX (4/24)
For Ameriprise Flexible Savings Certificate:  Effective for sales on or after September 18, 2024, information about interest rate ranges for new purchases found on pages 18-20 of the Prospectus has been revised to read as follows:
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 170 basis points (1.70%) above to 270 basis points (2.70%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 145 basis points (1.45%) above to 245 basis points (2.45%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 160 basis points (1.60%) above to 260 basis points (2.60%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 100 basis points (1.00%) above to 200 basis points (2.00%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%) above the National Deposit Rate published for 36-month CDs.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
3 months	Within a range from 180 basis points (1.80%) above to 280 basis points (2.80%) above the National Deposit Rate published for 3-month CDs.
6 months	Within a range from 155 basis points (1.55%) above to 255 basis points (2.55%) above the National Deposit Rate published for 6-month CDs.
9 months	Within a range from 170 basis points (1.70%) above to 270 basis points (2 .70%) above the National Deposit Rate published for 6-month CDs.
12 months	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the National Deposit Rate published for 12-month CDs.
18 months	Within a range from 110 basis points (1.10%) above to 210 basis points (2.10%) above the National Deposit Rate published for 12-month CDs.
24 months	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the National Deposit Rate published for 24-month CDs.
30 months	Within a range from 110 basis points (1.10%) above to 220 basis points (2.20%) above the National Deposit Rate published for 24-month CDs.
36 months	Within a range from 125 basis points (1.25%) above to 225 basis points (2.25%) above the National Deposit Rate published for 36-month CDs.
For example, if the average rate most recently published for the National Deposit Rate for 12-month CDs is 1.85%, our rate in effect for the following week for investment amounts less than $100,000 would be between 2.95% and 3.95% for the 12-month term product.
For purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 145 basis points (1.45%) above to 245 basis points (2.45%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 135 basis points (1.35%) above to 235 basis points (2.35%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 125 basis points (1.25%) above to 225 basis points (2.25%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 135 basis points (1.35%) above to 235 basis points (2.35%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 125 basis points (1.25%) above to 225 basis points (2.25%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 140 basis points (1.40%) above to 240 basis points (2.40%) above the National Deposit Rate published for 36-month CDs.
*
See section entitled “Investment Amounts and Terms” about minimum investment requirements.
For purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:
7 months*	Within a range from 155 basis points (1.55%) above to 255 basis points (2.55%) above the National Deposit Rate published for 6-month CDs.
11 months	Within a range from 145 basis points (1.45%) above to 245 basis points (2.45%) above the National Deposit Rate published for 12-month CDs.
13 months*	Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%) above the National Deposit Rate published for 12-month CDs.
19 months	Within a range from 135 basis points (1.35%) above to 235 basis points (2.35%) above the National Deposit Rate published for 12-month CDs.
25 months	Within a range from 145 basis points (1.45%) above to 245 basis points (2.45%) above the National Deposit Rate published for 24-month CDs.
31 months	Within a range from 135 basis points (1.35%) above to 235 basis points (2.35%) above the National Deposit Rate published for 24-month CDs.
37 months	Within a range from 150 basis points (1.50%) above to 250 basis points (2.50%) above the National Deposit Rate published for 36-month CDs.
*
See section entitled “Investment Amounts and Terms” about minimum investment requirements.
The rest of the information on pages 18-20 remains unchanged.
This Supplement should be retained for future reference.
S-6000-66 A (9/24)